Annual Total Returns (Vanguard Morgan Growth Fund - Investor Shares Participant) (Vanguard Morgan Growth Fund, Vanguard Morgan Growth Fund - Investor Shares)	12 Months Ended
Sep. 30, 2014
Vanguard Morgan Growth Fund | Vanguard Morgan Growth Fund - Investor Shares
Annual Total Return
2014	10.95%
2013	34.76%
2012	15.09%
2011	(2.56%)
2010	18.70%
2009	36.10%
2008	(41.43%)
2007	11.22%
2006	11.09%
2005	9.09%